BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	ASSET MANAGEMENT - 8.8%
3,820	Ameriprise Financial, Inc.	$ 1,876,575

	BANKING - 13.9%
21,191	Bank of America Corporation	1,093,243
6,060	JPMorgan Chase & Company	1,911,505
		3,004,748
	BEVERAGES - 0.6%
1,909	Coca-Cola Company (The)	126,605

	BIOTECH & PHARMA - 3.2%
3,540	Bristol-Myers Squibb Company	159,654
1,250	Johnson & Johnson	231,775
11,810	Pfizer, Inc.	300,919
		692,348
	CABLE & SATELLITE - 2.0%
13,488	Comcast Corporation, Class A	423,793

	ENTERTAINMENT CONTENT - 5.4%
5,639	Sphere Entertainment Company(a)	350,295
7,020	Walt Disney Company (The)	803,790
		1,154,085
	FOOD - 2.0%
6,650	Mondelez International, Inc., Class A	415,426

	HEALTH CARE FACILITIES & SERVICES - 1.7%
4,800	CVS Health Corporation	361,872

	HOME & OFFICE PRODUCTS - 1.6%
5,830	Scotts Miracle-Gro Company (The)	332,019

	INSTITUTIONAL FINANCIAL SERVICES - 4.8%
9,387	Bank of New York Mellon Corporation (The)	1,022,808

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES - 11.5%
2,000	Alphabet, Inc., Class A	$ 486,200
2,990	Angi, Inc.(a)	48,617
5,695	IAC, Inc.(a)	194,029
7,750	Match Group, Inc.	273,730
14,948	Uber Technologies, Inc.(a)	1,464,456
		2,467,032
	LEISURE FACILITIES & SERVICES - 13.2%
19,727	Atlanta Braves Holdings, Inc., Class C(a)	820,446
5,639	Madison Square Garden Entertainment Corporation(a)	255,108
3,644	Madison Square Garden Sports Corporation(a)	827,187
2,220	McDonald's Corporation	674,636
7,020	MGM Resorts International(a)	243,313
		2,820,690
	LEISURE PRODUCTS - 2.7%
7,380	Acushnet Holdings Corporation	579,256

	MACHINERY - 2.0%
16,644	Mueller Water Products, Inc., Class A	424,755

	RETAIL - DISCRETIONARY - 8.2%
4,345	Home Depot, Inc. (The)	1,760,551

	SOFTWARE - 11.0%
3,903	Microsoft Corporation	2,021,559
3,645	SS&C Technologies Holdings, Inc.	323,530
		2,345,089
	TECHNOLOGY HARDWARE - 2.9%
9,230	Cisco Systems, Inc.	631,517

	TRANSPORTATION & LOGISTICS - 1.4%
3,690	United Parcel Service, Inc., Class B	308,226

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.9%
2,460	Sysco Corporation	$ 202,556

	TOTAL COMMON STOCKS (Cost $7,049,598)	20,949,951

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
508,685	Dreyfus Institutional Preferred Government, Hamilton Class, 4.04%(b) (Cost $508,685)	508,685

	TOTAL INVESTMENTS - 100.2% (Cost $7,558,283)	$ 21,458,636
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(50,401)
	NET ASSETS - 100.0%	$ 21,408,235

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.